Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
BNY Mellon Sustainable Balance Fund | Class K
Prospectus:
Trading Symbol	DRAKX
BNY Mellon Sustainable Balance Fund | Service Class
Prospectus:
Trading Symbol	DRASX